Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended							4 Months Ended		9 Months Ended		12 Months Ended
	Oct. 05, 2013	Dec. 29, 2012	Oct. 06, 2012	Jul. 14, 2012	Dec. 31, 2011	Oct. 08, 2011	Jul. 16, 2011	Apr. 21, 2012	Apr. 23, 2011	Oct. 05, 2013	Oct. 06, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Current:
Federal												$ 3	$ 30	$ 192
State												41	16	3
Total current	1		42							1	97	44	46	195
Deferred:
Federal												(7,716)	1,526	(19,476)
State												(1,459)	(506)	(1,624)
Change in valuation allowance												10,539	229	11,901	13,900
Total deferred	377		297							1,182	964	1,364	1,249	(9,199)
Total income tax expense (benefit)	$ 378	$ 347	$ 339	$ 352	$ 305	$ 305	$ 318	$ 370	$ 367	$ 1,183	$ 1,061	$ 1,408	$ 1,295	$ (9,004)